Document and Entity Information	Aug. 14, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 14, 2026
Entity File Number	001-43371
Entity Registrant Name	Sinda Ltd.
Entity Central Index Key	0002096861
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	98-1946183
Entity Address, Address Line One	Antiguo Camino a Don Diego S/N
Entity Address, Address Line Two	Fraccionamiento Mi Bendición, Interior 6
Entity Address, Address Line Three	Guanajuato
Entity Address, City or Town	San Miguel de Allende
Entity Address, Country	MX
Entity Address, Postal Zip Code	37898
City Area Code	415
Local Phone Number	688-7951
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(g) Security	Common Stock, par value $0.0001 per share
Trading Symbol	SIND
Security Exchange Name	NYSE